Note 2 - Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 20-2991357 003 [Member]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	$ 24,958,377